Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scenario I [member]
Summary of risks and financial instruments [line items]
Income statement effect	R$ 28.3	R$ (2.6)
Equity effect	(200.9)	(140.4)
Total	(172.6)	(143.0)
Income statement effect	(28.3)	2.6
Equity effect	200.9	140.4
Total	172.6	143.0
Scenario II [member]
Summary of risks and financial instruments [line items]
Income statement effect	70.7	(6.5)
Equity effect	(502.2)	(351.1)
Total	(431.5)	(357.6)
Income statement effect	(70.7)	6.5
Equity effect	502.2	351.1
Total	431.5	357.6
Scenario III [member]
Summary of risks and financial instruments [line items]
Income statement effect	141.4	(13.0)
Equity effect	(1,004.4)	(702.2)
Total	(863.0)	(715.2)
Income statement effect	(141.4)	13.0
Equity effect	1,004.4	702.2
Total	R$ 863.0	R$ 715.2